Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Liabilities Measured at Fair Value	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2022 and 2021:

	2022		2021
	Level 1	Level 2	Level 1	Level 2
Derivative financial instruments asset	Ps. 351	Ps. 2,907	Ps. 764	Ps. 4,911
Derivative financial instruments liability	64	3,565	35	58
Trust assets of labor obligations	1,416		1,367	—

Disclosure of reconciliation of each component of equity and the analysis of other comprehensive income
Set out below is the reconciliation of each component of equity and the analysis of other comprehensive income:

	Foreign exchange forward contracts	Cross-currency swaps	Interest Rate swaps	Commodity price contracts	Total holders of the parent	Non-controlling interest	Total
As at December 31, 2020	Ps. (589)	Ps. (167)	Ps. 1	Ps. 230	Ps. (525)	Ps. 3	Ps. (522)
Financial instruments – purchases	70	396	—	427	893	70	963
Change in fair value of financial instruments recognized in OCI	—	2,543	—	826	3,369	310	3,679
Amount reclassified from OCI to profit or loss	785	10	(1)	(1,141)	(347)	(142)	(489)
Foreign currency revaluation of the net foreign operations	—	(1,385)	—	—	(1,385)	(105)	(1,490)
Effects of changes in foreign exchange rates	7	8	—	(9)	6	(1)	5
Tax effect	(253)	(500)	—	(34)	(787)	(45)	(832)
As at December 31, 2021	Ps. 20	Ps. 905	Ps. —	Ps. 299	Ps. 1,224	Ps. 90	Ps. 1,314
Financial instruments – purchases	(470)	79	—	(49)	(440)	(37)	(477)
Change in fair value of financial instruments recognized in OCI	(442)	(2,331)	—	282	(2,491)	(185)	(2,676)
Amount reclassified from OCI to profit or loss	526	—	—	(613)	(87)	(33)	(120)
Foreign currency revaluation of the net foreign operations	—	1,086	—	—	1,086	97	1,183
Effects of changes in foreign exchange rates	4	3	—	2	9	1	10
Tax effect	96	358	—	125	579	53	632
As at December 31, 2022	Ps. (266)	Ps. 100	Ps. —	Ps. 46	Ps. (120)	Ps. (14)	Ps. (134)

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
At December 31, 2022, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 10,778	Ps. (397)	Ps. 61
At December 31, 2021, the Company had the following outstanding forward agreements to purchase foreign currency:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 6,131	Ps. (49)	Ps. 78

Disclosure of Outstanding Cross Currency Swap Agreements
At December 31, 2022, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 11,381	Ps. —	Ps. 2,278
2026	5,971	(918)	364
2027	8,713	(418)	95
2030	3,679	(104)	110
At December 31, 2021, the Company had the following outstanding cross-currency swap agreements:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 407	Ps. —	Ps. 45
2023	11,733	—	3,628
2026	6,348	(1)	220
2027	7,204	—	366
2030	3,911	(8)	404

Summary of Outstanding Interest Rate Swap Agreements
At December 31, 2022, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 9,681	Ps. (1,728)	Ps. —

At December 31, 2021, the Company had the following outstanding interest rate swap agreements:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2032	Ps. 6,175	Ps. —	Ps. 170

Disclosure of Fair Value of Commodity Price Contracts
As of December 31, 2022, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 662	Ps. (18)	Ps. 1
As of December 31, 2022, the Company had no outstanding paraxylene and monoethylene glycol or PX + MEG (resin) price contracts.

As of December 31, 2022, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2023	Ps. 1,688	Ps. (46)	Ps. 328
2024	468	—	21
As of December 31, 2021, the Company had the following aluminum price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 102	Ps. —	Ps. 62
As of December 31, 2021, the Company had the following PX + MEG (resin) price contracts:

Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 470	Ps. (28)	Ps. 5
As of December 31, 2021, the Company had the following sugar price contracts:

		Fair Value
Maturity Date	Notional Amount	(Liability)	Asset
2022	Ps. 2,020	Ps. (7)	Ps. 502
2023	769	—	195

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria	Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement - Gain (Loss)	2022	2021	2020
Cross currency swaps	Interest expense	Ps. (1)	Ps. —	Ps. (109)
Cross currency swaps	Foreign exchange	(5)	—	1,212
Interest rate swaps	Interest expense	—	—	(163)
Option to purchase foreign currency	Cost of good sold	—	—	8
Forward agreements to purchase foreign currency	Cost of good sold	(681)	(788)	839
Commodity Price contracts	Cost of good sold	614	1,245	(131)

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of changes in fair value of derivative financial instruments that are designated as a Fair Value Hedge

Derivative	Impact in consolidated income statement	2022	2021	2020
Cross currency swaps and interest rate swaps	Market value (loss) on financial instruments	Ps. (2,270)	Ps. 80	Ps. (212)

Disclosure of Net Effect of Expired Contracts Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in consolidated income statement	2022	2021	2020
Cross currency swaps and interest rate swaps	Market value (loss) on financial instruments	Ps. —	Ps. —	Ps. (212)

Summary of Sensitivity Analysis of Interest Rate Risks Management	The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interest rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreement to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(10)%	Ps. (512)
2021	(11)%	(298)	—
2020	(19)%	(884)	—
Forward agreement to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(18)%	Ps. (550)
2021	(16)%	(284)	—
2020	(21)%	(357)	—
Forward agreement to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(17)%	Ps. (112)
2021	(11)%	(81)	—
2020	(16)%	(142)	—
Forward agreement to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(3)%	Ps. (10)
2021	(1)%	(3)	—
2020	(2)%	(2)	—
Forward agreement to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(7)%	Ps. (25)
2021	(4)%	(7)	—
2020	(9)%	(21)	—
Forward agreement to purchase U.S. Dollar (CRC/USD)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(7)%	Ps. (24)	—
2021	(3)%	(10)	—
Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(10)%	Ps. (1,220)
2021	(11)%	(1,645)	—
2020	(19)%	(5,507)	—
Cross currency swaps (USD to BRL)	Change in USD rate	Effect on equity	Profit and loss effect
2022	(18)%	Ps. (2,893)
2021	(16)%	(2,300)	—
2020	(21)%	(2,161)	—
Sugar price contracts	Change on sugar Price	Effect on equity	Profit and loss effect
2022	(22)%	(333)
2021	(28)%	(714)	—
2020	(32)%	(515)	—
Aluminum price contracts	Change on Aluminum price	Effect on equity	Profit and loss effect
2022	(35)%	Ps. (4,520)
2021	(24)%	(39)	—
2020	(16)%	(289)	—
Options to purchase foreign currency (MXN to USD)	Change on USD rate	Effect on equity	Profit and loss effect
2022	—%	Ps. —
2021	—	—	—
2020	(10)%	(6)	—
The following disclosures provide a sensitivity analysis of the interest rate risks considered reasonably possible for the following fiscal year, according with its existing floating rate borrowings and derivative financial floating rate instruments at the end of the reporting period:

Interest Rate Risk	Change in rate	Effect on profit or (loss)
2022	+100 bps	Ps. (203)
2021	+100 bps	(160)
2020	+100 bps	(102)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities	Cash outflows for financial liabilities without fixed amounts or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2022.

(In millions of Ps)	2023	2024	2025	2026	2027	2028 and thereafter
Notes and bonds	Ps. 7,501	Ps. —	Ps. 1,727	Ps. 2,923	Ps. 8,492	Ps. 56,873
Loans from banks	1,023	57	70	3	—	—
Derivatives financial liabilities (assets)	(2,208)	(21)		553	324	1,721

Summary of Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks
As of December 31, 2022, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	3,405	2,474	—
Average exchange rate MXN/USD	20.71	20.86	—
Notional amount (in millions of pesos)	1,857	746	—
Average exchange rate BRL/USD	5.34	5.55	—
Notional amount (in millions of pesos)	407	207	—
Average exchange rate COP/USD	4,502	4,977	—
Notional amount (in millions of pesos)	437	—	—
Average exchange rate ARS/USD	231.40	—	—
Notional amount (in millions of pesos)	299	139	—
Average exchange rate UYU/USD	42.51	42.74	—
Notional amount (in millions of pesos)	332	182	—
Average exchange rate CRC/USD	686.50	664.50	—
Notional amount (in millions of pesos)	293	—	—
Average exchange rate ARS/MXN	10.57	—	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	1,743	10,455
Average exchange rate MXN/USD	—	19.08	19.84
Notional amount (in millions of pesos)	—	9,294	6,777
Average exchange rate BRL/USD	—	4.00	5.28
Notional amount (in millions of pesos)	345	—	1,131
Average exchange rate COP/USD	3,926	—	3,550
Interest rate risk
Interest rate swaps
Notional amount (in millions of pesos)	—	—	9,681
Average interest rate	—	—	0.16%
Commodities risk
Aluminum (in millions of pesos)	294	368	—
Average price (USD/Ton)	2,483.00	2,480.00	—
Sugar (in millions of pesos)	1,058	631	468
Average price (USD cent/Lb)	17.62	17.08	17.14
As of December 31, 2021, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

	Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Notional amount (in millions of pesos)	1,985	1,057	—
Average exchange rate MXN/USD	20.88	21.40	—
Notional amount (in millions of pesos)	984	593	—
Average exchange rate BRL/USD	5.61	5.97	—
Notional amount (in millions of pesos)	497	191	—
Average exchange rate COP/USD	3,858	3,952	—
Notional amount (in millions of pesos)	280	—	—
Average exchange rate ARS/USD	122.56	—	—
Notional amount (in millions of pesos)	165	48	—
Average exchange rate UYU/USD	45.51	46.30	—
Notional amount (in millions of pesos)	211	120	—
Average exchange rate CRC/USD	646.33	650.71	—
Foreign exchange currency swap contracts
Notional amount (in millions of pesos)	—	—	12,968
Average exchange rate MXN/USD	—	—	19.81
Notional amount (in millions of pesos)	—	—	15,026
Average exchange rate BRL/USD	—	—	4.47
Notional amount (in millions of pesos)	407	—	1,202
Average exchange rate COP/USD	3,543	—	3,550
Interest rate risk
Interest rate swaps
Notional amount (in millions of pesos)	—	—	6,175
Average interest rate			0.09%
Commodities risk
Aluminum (in millions of pesos)	67	35	—
Average price (USD/Ton)	1,722.00	1,777.00	—
Sugar (in millions of pesos)	1,366	653	769
Average price (USD cent/Lb)	15.22	14.76	14.74
PX+MEG (in millions of pesos)	337	134	—
Average price (USD /Ton)	934.00	866.00	—